S000031717 [Member] Investment Objectives and Goals - iShares MSCI China ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI CHINA ETFTicker: MCHIStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors.